Shareholder Report, Line Graph (Details) IZDO_MML Conservative Allocation Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class
Account Value [Line Items]
Accumulated Value	$ 15,284	$ 14,364	$ 12,903	$ 15,164	$ 13,999	$ 12,765	$ 11,106	$ 11,533	$ 10,548	$ 10,000	$ 16,810
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Custom MML Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom MML Conservative Allocation Index
Accumulated Value	$ 16,709	$ 15,445	$ 13,736	$ 16,157	$ 15,080	$ 13,304	$ 11,419	$ 11,738	$ 10,584	$ 10,000	$ 18,840